Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments and contingencies

Legal Proceedings

From time to time, we may become involved in legal or regulatory proceedings arising in the ordinary course of our business. Other than as described below, we are not currently a party to any material litigation or regulatory proceeding and we are not aware of any pending or threatened litigation or regulatory proceeding against us that could have a material adverse effect on our business, operating results, financial condition or cash flows.

JBAAM

The Company is party to litigation in New York arising out of a proposed financing transaction that never closed. The Company believes the claims are without merit and does not consider the matter to have any impact on its operations, financial position, or strategic plans.

As previously reported on its Report of Foreign Private Issuer on Form 6-K, filed on July 25, 2025, the Company has been notified that a civil complaint (the “Complaint”) was filed against the Company and Daniel Wagner on July 16, 2025 in the Supreme Court of the State of New York, New York County, by JBAAM Special Opportunities Fund II LLC and YA II PN, Ltd. (collectively, the “Plaintiffs”), in connection with the parties’ securities purchase agreement dated February 21, 2025 (the “February SPA”).

The Company believes the Complaint is without merit and intends to vigorously defend the matter through all appropriate legal channels, including the potential pursuit of counterclaims. The Company does not consider the litigation to have any bearing on its operational performance, strategic direction, financial liquidity, or other business activities. On August 25, 2025, the Company filed a motion to dismiss the Complaint in the Supreme Court of the State of New York, New York County and will vigorously defend its position, including pursuing counterclaims where appropriate.

The February SPA contemplated a potential $1 billion financing through convertible notes, the proceeds of which would have been used by a subsidiary to purchase Bitcoin. These transactions did not close, no investor capital was contributed, and no Company shares were issued. The Company has not recorded an accrual related to this matter as of June 30, 2025 as it determined that any such loss contingency was not probable or reasonably estimable.

Wondr Gaming Corporation

On July 27, 2021, GroupBy, Inc. issued a Statement of Claim against Wondr Gaming Corporation for breach of contract and in the alternative for unjust enrichment. As this gain is not yet realizable or realized, the Company has not recognized a gain contingency for the amount of damages sought as of June 30, 2025.

Wondr Gaming Corporation has defended and made a counterclaim against GroupBy, Inc. The Company believes that there is very little merit to the counterclaim and intends to vigorously defend the matter through all appropriate legal channels. The Company has not recorded an accrual related to this matter as of June 30, 2025 as it determined that any such loss contingency was not probable or reasonably estimable.

CVS Pharmacy

On April 28, 2022, R2 Solutions LLC sued CVS Pharmacy, Inc. for patent infringement. The claim of infringement relates to, among other things, online search technologies. On July 21, 2022, CVS Pharmacy, Inc. notified GroupBy Inc. that it was of the view that the Hosting Services Agreement between the two parties requires GroupBy Inc. to indemnify CVS Pharmacy, Inc. in respect of the R2 Solutions LLC claim. To the Company's knowledge, no specific amount of damages or compensation has been sought from GroupBy Inc. to date. The status of the litigation is that R2 Solutions LLC and CVS Pharmacy, Inc. settled. Since that time, and to the Company's knowledge, CVS Pharmacy, Inc. has not contacted GroupBy Inc. to pursue any claim for indemnification in respect of this litigation. The Company has not recorded an accrual related to this matter as of June 30, 2025 as it determined that any such loss contingency was not probable or reasonably estimable.